SHARE CAPITAL (Details 3)	12 Months Ended
	Dec. 31, 2018 CAD ($) shares yr	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options, outstanding | shares	48,265,000	30,608,000	24,440,617
Weighted average exercise price, outstanding | $	$ 0.61	$ 0.74	$ 0.67
Weighted average remaining life, outstanding | yr	3.14
Number of options, exercisable | shares	39,208,750
Weighted average exercise price, exercisable | $	$ 0.65
Weighted average remaining life, exercisable | yr	2.72
Exercise Price Range 1
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	$ 0.01 – 0.50
Number of options, outstanding | shares	18,915,000
Weighted average exercise price, outstanding | $	$ 0.4
Weighted average remaining life, outstanding | yr	3.91
Number of options, exercisable | shares	9,858,750
Weighted average exercise price, exercisable | $	$ 0.39
Weighted average remaining life, exercisable | yr	2.97
Exercise Price Range 2
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	$ 0.51 – 1.00
Number of options, outstanding | shares	29,350,000
Weighted average exercise price, outstanding | $	$ 0.74
Weighted average remaining life, outstanding | yr	2.64
Number of options, exercisable | shares	29,350,000
Weighted average exercise price, exercisable | $	$ 0.74
Weighted average remaining life, exercisable | yr	2.64